Income tax - Summary of reconciliation of changes in deferred tax liability asset (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Beginning balance	R$ 1,244,135	R$ 496,695	R$ 279,401
Foreign exchange variations	5,786	(16,950)	6,373
Charges to statement of income	397,792	387,551	196,498
Tax relating to components of other comprehensive income	(146,874)	376,839	14,423
Ending balance	R$ 1,500,839	R$ 1,244,135	R$ 496,695